COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 9 - COMMITMENTS

A.	Israeli Innovation Authority

The Company obtained from the Israeli Innovation Authority (IIA) grants for participation in research and development for the years 2013 through 2016, and, in return, the Company is obligated to pay royalties amounting to 3% of its future sales up to the amount of the grant. The grant is linked to the exchange rate of the dollar and bears interest of Libor per annum.

Through the period ended September 30, 2016, total grants obtained amounted to $893,673.

The refund of the grants is contingent upon the successful outcome of the Company’s research and development programs and the attainment of sales. The Company has no obligation to refund these grants, if sales are not generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the Government on a project-by-project basis. If the project fails the Company has no obligation to repay any grant received for the specific unsuccessful or aborted project

B.	In June 2012, the Company received approval from the IIA for participation in research and development expenses of up to NIS 2,973,010 (USD 764,466). The IIA will participate in 50% of these expenses for the period from July 1, 2012 until April 30, 2014.

As of the date of the financial statements, the Company had received a refund for its participation in the amount of NIS 1,189,204 (USD 305,787).

C.	The Company signed an agreement with the Technion Research and Development Foundation (hereinafter “TRDF”) in June 2012 by which the TRDF transferred a global, exclusive, royalty-bearing license to the Company in accordance with the license agreement. As partial consideration for the license, the Company shall pay TRDF royalties on net sales (between 1.5%-3%) and on sublicense income as detailed in the agreement.

D.	In August 2014, the Company received approval from the IIA for participation in research and development expenses of up to NIS 3,594,082 (USD 924,166). The IIA will participate in 50% of these expenses for the period from May 1, 2014 until September 30, 2015.

As of the date of the financial statements, the Company had received a refund for its participation in the amount of NIS 1,554,156 (USD 400,143).

E.	On March 29, 2016, the company’s program with the IIA was segregated into two separate programs, one for subcontractors outside of Israel and the other for all other expenses incurred in Israel.

With regard to the expenses incurred in Israel program, the Company received approval from the IIA for participation in research and development expenses of up to NIS 3,041,529 (USD 794,963). The IIA will participate in 60% of these expenses.

With regard to the expenses outside of Israel program, the Company received approval from the IIA for participation in research and development expenses of up to NIS 825,000 (USD 215,630). The IIA will participate in 30% of these expenses. As of the date of the financial statements, the Company had received a refund for its participation in the amount of NIS 725,826 (USD 187,743).

NOTE 9 - COMMITMENTS

A.	Office of the Chief Scientist

The Company obtained from the Chief Scientist of the State of Israel grants for participation in research and development for the years 2013 through 2015, and, in return, the Company is obligated to pay royalties amounting to 3% of its future sales up to the amount of the grant. The grant is linked to the exchange rate of the dollar and bears interest of Libor per annum.

Through the year ended December 31, 2015, total grants obtained amounted to $705,930.

The refund of the grants is contingent upon the successful outcome of the Company’s research and development programs and the attainment of sales. The Company has no obligation to refund these grants, if sales are not generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the Government on a project-by-project basis. If the project fails the Company has no obligation to repay any grant received for the specific unsuccessful or aborted project.

B.	In June 2012, the Company received approval from the Chief Scientist (“CS”) for participation in research and development expenses of up to NIS 2,973,010 (USD 764,466). The CS will participate in 50% of these expenses for the period from July 1, 2012 until April 30, 2014.

As of the date of the financial statements, the Company had received a refund for its participation in amount of NIS 1,189,204 (USD 305,787).

C.	In August 2014, the Company received approval from the CS for participation in research and development expenses of up to NIS 3,594,082 (USD 924,166). The CS will participate in 50% of these expenses for the period from May 1, 2014 until September 30, 2015.

As of the date of the financial statements, the Company had received a refund for its participation in amount of NIS 1,554,156 (USD 400,143).

D.	The Company signed an agreement with the Technion Research and Development Foundation (hereinafter “TRDF”) in June 2012 by which the TRDF transferred a global, exclusive, royalty-bearing license to the Company in accordance with the license agreement. As partial consideration for the license, the Company shall pay TRDF royalties on net sales (between 1.5%-3%) and on sublicense income as detailed in the agreement.